Amended Exhibit 99.1

Volkswagen Auto Lease Trust 2022-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 02-28-23	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		3/16/2023
2	Payment Date		3/20/2023
3	Collection Period	2/1/2023	2/28/2023	28
4	Monthly Interest Period- Actual	2/21/2023	3/19/2023	27
5	Monthly Interest - 30/360			30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	151,000,000.00	-	-	-	-	-
7	Class A-2 Notes	385,000,000.00	315,672,723.65	-	21,179,602.29	294,493,121.36	0.7649172
8	Class A-3 Notes	385,000,000.00	385,000,000.00	-	-	385,000,000.00	1.0000000
9	Class A-4 Notes	79,000,000.00	79,000,000.00	-	-	79,000,000.00	1.0000000
10	Equals: Total Securities	$1,000,000,000.00	$779,672,723.65	$-	$21,179,602.29	$758,493,121.36
11	Overcollateralization	162,791,075.45	186,046,572.07			186,046,572.07
12	Total Securitization Value	$1,162,791,075.45	$965,719,295.72		$21,179,602.29	$944,539,693.43

13	NPV Lease Payments Receivable	525,552,923.13	333,461,073.90			313,644,319.33
14	NPV Base Residual	637,238,152.32	632,258,221.82			630,895,374.10
15	Number of Leases	40,751	37,627			37,244

					Per $1000	Principal & Interest	Per $1000
		Coupon Rate	Libor Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
16	Class A-1 Notes	1.72100%	N/A	-	-	-	-
17	Class A-2 Notes	3.02000%	N/A	794,443.02	2.0634884	21,974,045.31	57.0754424
18	Class A-3 Notes	3.44000%	N/A	1,103,666.67	2.8666667	1,103,666.67	2.8666667
19	Class A-4 Notes	3.65000%	N/A	240,291.67	3.0416667	240,291.67	3.0416667
	Equals: Total Securities			2,138,401.35		23,318,003.64

C.	COLLECTIONS AND AVAILABLE FUNDS
20	Lease Payments Received	19,291,593.39
21	Pull Ahead Waived Payments	-
22	Sales Proceeds - Early Terminations	10,309,727.23
23	Sales Proceeds - Scheduled Terminations	50,549.55
24	Security Deposits for Terminated Accounts	300.00
25	Excess Wear and Tear Received	148.00
26	Excess Mileage Charges Received	7,177.03
27	Proceeds Received on Defaulted Leases and Other Recoveries	134,592.27
28	Subtotal: Total Collections	29,794,087.47
29	Repurchase Payments	-
30	Postmaturity Term Extension	-
31	Investment Earnings on Collection Account	128,226.70
32	Total Available Funds, prior to Servicer Advances	29,922,314.17
33	Servicer Advance	-
34	Total Available Funds	29,922,314.17
35	Reserve Account Draw	-
36	Available for Distribution	29,922,314.17

D.	DISTRIBUTIONS
37	Payment Date Advance Reimbursement (Item 82)		-
38	Servicing Fee (Servicing and Administrative Fees paid pro rata):
39	Servicing Fee Shortfall from Prior Periods		-
40	Servicing Fee Due in Current Period		804,766.08
41	Servicing Fee Shortfall		-
42	Administration Fee (Servicing and Administrative Fees paid pro rata):
43	Administration Fee Shortfall from Prior Periods		-
44	Administration Fee Due in Current Period		2,500.00
45	Administration Fee Shortfall		-
46	Interest Shortfall from Prior Periods
47	Interest Paid to Noteholders		2,138,401.35
48	First Priority Principal Distribution Amount		-
49	Amount Paid to Reserve Account to Reach Specified Balance		-
50	Subtotal: Remaining Available Funds	26,976,646.74
51	Regular Principal Distribution Amount	21,179,602.29
52	Regular Principal Paid to Noteholders (lesser of Item 50 and Item 51)		21,179,602.29
53	Amounts paid to indenture, owner, and origination trustee and asset representations reviewer		-
54	Remaining Available Funds		5,797,044.45

Volkswagen Auto Lease Trust 2022-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 02-28-23	PAGE 2

E.	CALCULATIONS
55	Calculation of First Priority Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	779,672,723.65
57	Less: Aggregate Securitization Value (End of Collection Period)	(944,539,693.43)
58	First Priority Principal Distribution Amount (not less than zero)	-

59	Calculation of Regular Principal Distribution Amount:
60	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	779,672,723.65
61	Less: Targeted Note Balance	(758,493,121.36)
62	Less: First Priority Principal Distribution Amount	-
63	Regular Principal Distribution Amount	21,179,602.29

64	Calculation of Targeted Note Balance:
65	Aggregate Securitization Value (End of Collection Period)	944,539,693.43
66	Less: Targeted Overcollateralization Amount (16.00% of Initial Securitization Value)	(186,046,572.07)
67	Targeted Note Balance	758,493,121.36

68	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 32)	29,922,314.17
70	Less: Payment Date Advance Reimbursement (Item 82)	-
71	Less: Servicing Fees Paid (Items 39, 40 and 41)	804,766.08
72	Less: Administration Fees Paid (Items 43, 44 and 45)	2,500.00
73	Less: Interest Paid to Noteholders (Item 47)	2,138,401.35
74	Less: 1st Priority Principal Distribution (Item 58)	-

75	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)	26,976,646.74
76	Monthly Lease Payments Due on Included Units but not received (N/A if Item 75 > 0)	N/A
77	Servicer Advance (If Item 75 < 0, lesser of Item 76 and absolute value of Item 75, else 0)	-

78	Total Available Funds after Servicer Advance (Item 76plus Item 77)	26,976,646.74
79	Reserve Account Draw Amount (If Item 78 is < 0, Lesser of the Reserve Account Balance and Item 78)	-

80	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance	-
82	Payment Date Advance Reimbursement	-
83	Additional Payment Advances for current period	-
84	Ending Balance of Payment Advance	-

F.	RESERVE ACCOUNT
85	Reserve Account Balances:
86	Targeted Reserve Account Balance	2,906,977.69
87	Initial Reserve Account Balance	2,906,977.69

88	Beginning Reserve Account Balance	2,906,977.69
89	Plus: Net Investment Income for the Collection Period	9,705.26
90	Subtotal: Reserve Fund Available for Distribution	2,916,682.95
91	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 49)	-
92	Less: Reserve Account Draw Amount (Item 79)	-
93	Subtotal Reserve Account Balance	2,916,682.95
94	Less: Excess Reserve Account Funds to Transferor (If Item 93> Item 86)	9,705.26
95	Equals: Ending Reserve Account Balance	2,906,977.69

96	Change in Reserve Account Balance from Immediately Preceding Payment Date	-

97	Current Period Net Residual Losses:	Units	Amounts
98	Aggregate Securitization Value for Scheduled Terminated Units	2	47,529.71
99	Less: Aggregate Sales Proceeds and Other Collections for Current Month Scheduled Terminated Units		(52,416.47)
100	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		-
101	Less: Excess Wear and Tear Received		(148.00)
102	Less: Excess Mileage Received		(7,177.03)
103	Current Period Net Residual Losses/(Gains)	2	(12,211.79)
104	Cumulative Net Residual Losses:
105	Beginning Cumulative Net Residual Losses	3	(36,255.34)
106	Current Period Net Residual Losses (Item 103)	2	(12,211.79)
107	Ending Cumulative Net Residual Losses	5	(48,467.13)
108	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.00%

Volkswagen Auto Lease Trust 2022-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 02-28-23	PAGE 3

G.	POOL STATISTICS
109	Collateral Pool Balance Data	Initial	Current
110	Aggregate Securitization Value	1,162,791,075.45	944,539,693.43
111	Aggregate Base Residual Value	790,858,748.94	724,218,803.75
112	Number of Current Contracts	40,751	37,244
113	Weighted Average Lease Rate	2.83%	2.79%
114	Average Remaining Term	26.4	16.4
115	Average Original Term	40.5	40.5
116	Proportion of Base Prepayment Assumption Realized		50.61%
117	Actual Monthly Prepayment Speed		0.78%
118	Turn-in Ratio on Scheduled Terminations		50.00%

		Sales Proceeds	Units	Book Amount	Securitization Value
119	Pool Balance - Beginning of Period		37,627	1,112,184,275.99	965,719,295.72
120	Depreciation/Payments			(17,157,756.32)	(11,757,880.22)
121	Gross Credit Losses		(14)	(434,125.08)	(404,780.25)
122	Early Terminations - Purchased by Customer		(54)	(1,634,055.65)	(1,427,569.31)
123	Early Terminations - Sold at Auction		-	-	-
124	Early Terminations - Purchased by Dealer		(313)	(8,570,905.62)	(7,541,842.80)
125	Early Terminations - Lease Pull Aheads		-	-	-
126	Scheduled Terminations - Purchased by Customer	29,760	(1)	(30,893.38)	(30,038.99)
127	Scheduled Terminations - Sold at Auction	-	-	-	-
128	Scheduled Terminations - Purchased by Dealer	20,790	(1)	(20,790.00)	(17,490.72)
129	Pool Balance - End of Period		37,244	1,084,335,749.94	944,539,693.43

130	Delinquencies Aging Profile - End of Period	Units	Securitization Value	Percentage
131	Current	36,954	936,299,297.59	99.13%
132	31 - 60 Days Delinquent	210	5,970,924.45	0.63%
133	61 - 90 Days Delinquent	51	1,379,572.52	0.15%
134	91+ Days Delinquent	29	889,898.87	0.09%
135	Total	37,244	944,539,693.43	100.00%

136	Delinquency Trigger			6.86%
137	Delinquency Percentage (61 - Day Delinquent Receivables)			0.24%
138	Delinquency Trigger occurred in this collection Period?			No

139	Credit Losses:	Units	Amounts
140	Aggregate Securitization Value on charged-off units	14	404,780.25
141	Aggregate Liquidation Proceeds on charged-off units		(97,651.13)
142	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations		-
143	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations		-
144	Recoveries on charged-off units		(36,941.14)
145	Current Period Aggregate Net Credit Losses/(Gains)	14	270,187.98

146	Cumulative Net Credit Losses:
147	Beginning Cumulative Net Credit Losses	53	1,071,952.35
148	Current Period Net Credit Losses (Item 145)	14	270,187.98
149	Ending Cumulative Net Credit Losses	67	1,342,140.33
150	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.12%

151	Aging of Scheduled Maturies Not Sold	Units
152	1 - 60 Days since Contract Maturity	1
153	61 - 120 Days since Contract Maturity	-
154	121+ Days since Contract Maturity	-

Summary of Material Modifications, Extensions or Waivers
None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants
None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
None in the current month

* Sales Proceeds - Early Terminations, line item 22 and resulting balances, is updated due to system error (refer to Item 1122 of the 10-K dated March 30, 2023 for details) . The adjustment corrects total collections previously reported and has no impact on any distribution to investors.

VW CREDIT, INC., as Servicer